DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Reconciliation of the Carrying Amounts of Major Classes of Assets and Liabilities of Discontinued Operations Classified as discontinued operations in the Consolidated Balance Sheets.

	December 31,
	2015	2014
	US$	US$
		(Restated)
ASSETS
CURRENT ASSETS:
Accounts receivable, net	36,876	744,628
Other receivables, net	-	68,350
Advances to suppliers – third parties	33,217	238,607
Inventories, net	-	1,611,728
Total Current Assets	70,093	2,663,313

Property and equipment, net	-	1,651
Total Assets	70,093	2,664,964

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	146,029	204,047
Advances from customers	75,432	102,294
Accrued expenses and other current liabilities	185,796	45,343
Total Current Liabilities	407,257	351,684

Reconciliation of the Carrying Amounts of Major Classes of Net Income (Loss) from Operations to be Disposed Classified as discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss.

	For the Years Ended
	December 31,
	2015	2014	2013
	US$	US$	US$
		(Restated)
Revenues	364,490	14,911,808	9,455,705

Costs of revenue	(2,190,140)	(13,162,235)	(5,858,208)

Gross profit (loss)	(1,825,650)	1,749,573	3,597,497

Service incomes	84,774	233,819	-
Service expenses	(54,173)	(10,845)	-
General and administrative expenses	(693,881)	(1,464,043)	-
Provision for doubtful accounts	(618,290)	(21,960,025)	(33,556)
Impairment loss for property and equipment	-	(1,978,711)	-
Impairment loss for intangible assets	-	(1,579,495)	-
Selling expenses	(392,892)	(946,785)	(663,193)

Operating Income (loss)	(3,500,112)	(25,956,512)	2,900,748

Income (loss) before provision for income tax and non-controlling interest	(3,500,112)	(25,956,512)	2,900,748

Provision for income tax expense	-	-	-

Net income (loss) from discontinuing operations	(3,500,112)	(25,956,512)	2,900,748